GOODWILL AND INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 28, 2025
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0		$ 1,568,309
Fair value of consideration received - 160,000,000 Blue Cloud equity shares					$ 0
Loss on impairment	322,616	0	322,616	0
Impairment charge on goodwill						835,319
Amortization of intangible assets	$ 86,000	$ 27,000	$ 166,000	$ 112,000	353,000	412,000
Capitalized costs, internally developed software					160,400
Capitalized computer software costs					57,002	92,361
Amortization of capitalized computer software						35,359
ATS and SESB
GOODWILL AND INTANGIBLE ASSETS, NET
Loss on impairment					$ 548,000
Estimated useful life							10 years
Owned Service Network
GOODWILL AND INTANGIBLE ASSETS, NET
Annual impairment test, discount rate (in percentage)					20.00%
Percentage of increase (decrease) in discount rate					5.00%
Change in fair value, impact of 5% increase (decrease) in discount rate					$ 2,300,000,000,000
Percentage of estimated fair value exceeded its carrying amount					0.00%
Impairment of goodwill					$ 1,568,309
Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Loss on impairment					$ 548,492	$ 836,000
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]					Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Trade Names | ATS and SESB
GOODWILL AND INTANGIBLE ASSETS, NET
Loss on impairment					$ 0
Customers relationship | ATS and SESB
GOODWILL AND INTANGIBLE ASSETS, NET
Loss on impairment					$ 0
Developed Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life					3 years
Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	3 years		3 years		3 years
Minimum | Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life					3 years
Minimum | Trade Names
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life					3 years
Minimum | Customers relationship
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life					8 years
Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	15 years		15 years		15 years
Maximum | Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life					5 years
Maximum | Trade Names
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life					10 years
Maximum | Customers relationship
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life					15 years